NOTE PAYABLES (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Notes payable
Revolving Line of Credit		$ 437,089	$ 437,089
Term loan	$ 1,695,519	1,946,830	2,435,862
Total of notes payable and advances	2,132,608	2,383,919	2,872,951
Less current portion	$ 953,316	944,120	(926,218)
Long-term portion		$ 1,439,799	$ 1,946,733